Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Other Payables
As at December 31
2020	2019
$ millions	$ millions

Employees (1)	322	294
Current tax liabilities	87	78
Accrued expenses	76	70
Governmental (mainly in respect of royalties)	75	67
Income received in advance	17	7
Derivative designated as an economic hedge	43	8
Others	84	63
	704	587

  Including post-employment liabilities in the amount of $40 million and $29 million as at December 31, 2020 and 2019 respectively. See note 16.